Offerings	Sep. 19, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,764,710
Proposed Maximum Offering Price per Unit | $ / shares	1.50
Maximum Aggregate Offering Price	$ 4,147,065.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 634.92
Offering Note	Consists of (i) 2,764,710 shares of common stock issuable upon conversion of investor warrants held by investors (“Investor Warrants”); and (ii) 207,353 shares of common stock issuable upon exercise of placement agent warrants (the “PA Warrants”), in each case as more particularly described in the registration statement on Form S-1 to which this filing fee table relates. Also includes such indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction, including, but not limited to, as a result of the anti-dilution provisions contained in the securities.Pursuant to Rule 457(g) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of common stock issuable upon exercise of the Investor Warrants which are exercisable at $1.50 per share and the PA Warrants which are exercisable at $2.125 per share is in each case estimated based upon the higher of (a) the exercise price of such Warrants, as applicable, and (b) $1.385, which is the average of the high and low sale prices of the shares of common stock as of September 15, 2025, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to Purchase Common Stock
Amount Registered | shares	207,353
Proposed Maximum Offering Price per Unit | $ / shares	2.125
Maximum Aggregate Offering Price	$ 440,625.13
Fee Rate	0.01531%
Amount of Registration Fee	$ 67.46
Offering Note	Consists of (i) 2,764,710 shares of common stock issuable upon conversion of investor warrants held by investors (“Investor Warrants”); and (ii) 207,353 shares of common stock issuable upon exercise of placement agent warrants (the “PA Warrants”), in each case as more particularly described in the registration statement on Form S-1 to which this filing fee table relates. Also includes such indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction, including, but not limited to, as a result of the anti-dilution provisions contained in the securities.Pursuant to Rule 457(g) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of common stock issuable upon exercise of the Investor Warrants which are exercisable at $1.50 per share and the PA Warrants which are exercisable at $2.125 per share is in each case estimated based upon the higher of (a) the exercise price of such Warrants, as applicable, and (b) $1.385, which is the average of the high and low sale prices of the shares of common stock as of September 15, 2025, as reported on The Nasdaq Capital Market.